Derivatives, Gross Fair Values of Derivative Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivative Assets
Gross amounts recognized	$ 36,355	$ 85,129
Gross amounts offset in consolidated balance sheet	(24,127)	(70,631)
Net amounts in consolidated balance sheet, asset	12,228	14,498
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(773)	(1,745)
Net amounts	11,455	12,753
Derivative Liabilities
Gross amounts recognized	34,298	87,188
Gross amounts offset in consolidated balance sheet	(25,502)	(72,696)
Net amounts in consolidated balance sheet, liability	8,796	14,492
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(1,692)	(3,794)
Net amounts	7,104	10,698
Derivatives (Textual) [Abstract]
Derivative assets subject to enforceable master netting arrangements	30,000	74,400
Derivative liabilities subject to enforceable master netting arrangements	29,900	78,400
Derivative assets not subject to enforceable master netting arrangements	6,400	10,700
Derivative liabilities not subject to enforceable master netting arrangements	4,400	8,700
Valuation adjustments for derivative assets	245	348
Valuation adjustments for derivative liabilities	95	114
Cash collateral netted against derivative assets	2,700	4,800
Cash collateral netted against derivative liabilities	4,200	7,100
Interest rate contract [Member]
Derivative Assets
Gross amounts recognized	17,630	65,268
Gross amounts offset in consolidated balance sheet	(11,929)	(59,880)
Net amounts in consolidated balance sheet, asset	5,701	5,388
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(145)	(987)
Net amounts	$ 5,556	$ 4,401
Percent exchanged in the over the counter market	99.00%	34.00%
Derivative Liabilities
Gross amounts recognized	$ 15,472	$ 65,209
Gross amounts offset in consolidated balance sheet	(13,226)	(58,956)
Net amounts in consolidated balance sheet, liability	2,246	6,253
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(1,078)	(3,129)
Net amounts	$ 1,168	$ 3,124
Percent exchanged in the over the counter market	99.00%	30.00%
Commodity contract [Member]
Derivative Assets
Gross amounts recognized	$ 2,354	$ 3,057
Gross amounts offset in consolidated balance sheet	(966)	(707)
Net amounts in consolidated balance sheet, asset	1,388	2,350
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(4)	(30)
Net amounts	$ 1,384	$ 2,320
Percent exchanged in the over the counter market	88.00%	74.00%
Derivative Liabilities
Gross amounts recognized	$ 1,335	$ 2,551
Gross amounts offset in consolidated balance sheet	(648)	(402)
Net amounts in consolidated balance sheet, liability	687	2,149
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(1)	(37)
Net amounts	$ 686	$ 2,112
Percent exchanged in the over the counter market	76.00%	38.00%
Equity contract [Member]
Derivative Assets
Gross amounts recognized	$ 7,007	$ 5,358
Gross amounts offset in consolidated balance sheet	(4,233)	(3,018)
Net amounts in consolidated balance sheet, asset	2,774	2,340
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(596)	(365)
Net amounts	$ 2,178	$ 1,975
Percent exchanged in the over the counter market	76.00%	75.00%
Derivative Liabilities
Gross amounts recognized	$ 8,501	$ 6,112
Gross amounts offset in consolidated balance sheet	(4,041)	(2,433)
Net amounts in consolidated balance sheet, liability	4,460	3,679
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(400)	(331)
Net amounts	$ 4,060	$ 3,348
Percent exchanged in the over the counter market	85.00%	85.00%
Foreign exchange contract [Member]
Derivative Assets
Gross amounts recognized	$ 8,973	$ 10,894
Gross amounts offset in consolidated balance sheet	(6,656)	(6,663)
Net amounts in consolidated balance sheet, asset	2,317	4,231
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(25)	(362)
Net amounts	$ 2,292	$ 3,869
Percent exchanged in the over the counter market	100.00%	97.00%
Derivative Liabilities
Gross amounts recognized	$ 8,568	$ 12,742
Gross amounts offset in consolidated balance sheet	(7,189)	(10,572)
Net amounts in consolidated balance sheet, liability	1,379	2,170
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(204)	(251)
Net amounts	$ 1,175	$ 1,919
Percent exchanged in the over the counter market	100.00%	100.00%
Credit Contracts Protection Sold [Member]
Derivative Assets
Gross amounts recognized	$ 147	$ 85
Gross amounts offset in consolidated balance sheet	(145)	(48)
Net amounts in consolidated balance sheet, asset	2	37
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	0	0
Net amounts	$ 2	$ 37
Percent exchanged in the over the counter market	10.00%	61.00%
Derivative Liabilities
Gross amounts recognized	$ 214	$ 389
Gross amounts offset in consolidated balance sheet	(204)	(295)
Net amounts in consolidated balance sheet, liability	10	94
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(9)	(44)
Net amounts	$ 1	$ 50
Percent exchanged in the over the counter market	85.00%	98.00%
Credit Contracts Protection Purchased [Member]
Derivative Assets
Gross amounts recognized	$ 244	$ 467
Gross amounts offset in consolidated balance sheet	(198)	(315)
Net amounts in consolidated balance sheet, asset	46	152
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(3)	(1)
Net amounts	$ 43	$ 151
Percent exchanged in the over the counter market	89.00%	98.00%
Derivative Liabilities
Gross amounts recognized	$ 208	$ 138
Gross amounts offset in consolidated balance sheet	(194)	(38)
Net amounts in consolidated balance sheet, liability	14	100
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	0	(2)
Net amounts	$ 14	$ 98
Percent exchanged in the over the counter market	9.00%	50.00%
Other contract [Member]
Derivative Liabilities
Gross amounts recognized	$ 0	$ 47
Gross amounts offset in consolidated balance sheet	0	0
Net amounts in consolidated balance sheet, liability	0	47
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	0	0
Net amounts	$ 0	$ 47
Percent exchanged in the over the counter market	0.00%	100.00%